Leases - Summary Of Supplemental Balance Sheet Information Related To Leases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
Right-of-use assets	$ 344.3	$ 116.8
Lease liabilities (current)	44.4	37.7
Lease liabilities (non-current)	329.7	96.4
Operating Leases	$ 374.1	$ 134.1